VictoryShares International Value Momentum ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.53%
Nasdaq DM Ex United States Large Mid Cap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	4.84%	4.37%
Nasdaq Victory International Value Momentum Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.05%
Blended-Nasdaq Victory International Value Momentum Index/MSCI World ex USA Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.05%	4.26%	4.55%
VictoryShares International Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.49%	3.79%	2.34%	[2]
VictoryShares International Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.29%	2.97%	1.58%	[2]
VictoryShares International Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	2.92%	1.78%	[2]

[1]	The Blended-Nasdaq Victory International Value Momentum Index/MSCI World ex USA Select Value Momentum Blend Index performance reflects that of the MSCI World ex USA Select Value Momentum Blend Index, the Fund's prior index, through November 1, 2022, and the Nasdaq Victory International Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.